Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on:		Net Income	Company-Selected Measure (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2023	$6,031,798	$8,891,608	$1,630,226	$2,138,678	$273.34	$160.08	$116,806,000	$10.04
2022	$4,944,998	$3,320,545	$1,356,271	$1,103,554	$172.25	$126.10	$121,730,000	$9.24
2021	$5,934,170	$8,960,596	$1,725,405	$2,357,145	$222.26	$143.56	$84,881,000	$7.83
2020	$3,697,247	$4,853,286	$1,121,704	$1,370,894	$135.18	$116.03	$55,739,000	$5.00

Company Selected Measure Name	(4)Adjusted Diluted EPS
Named Executive Officers, Footnote	Our PEO was Jeffrey L. Powell for all years in the table. Our Other NEOs were Michael J. McKenney, Stacy D. Krause, Michael C. Colwell and Fredrik H. Westerhout for 2023 and 2022 and Michael J. McKenney, Eric T. Langevin, Stacy D. Krause and Peter J. Flynn for 2021 and 2020.
Peer Group Issuers, Footnote	The peer group is the Dow Jones US Industrial Machinery TSM.
PEO Total Compensation Amount	$ 6,031,798	$ 4,944,998	$ 5,934,170	$ 3,697,247
PEO Actually Paid Compensation Amount	$ 8,891,608	3,320,545	8,960,596	4,853,286
Adjustment To PEO Compensation, Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. The change in the fair values of time-based RSUs across measurement dates is attributable to the change in stock prices. The change in the fair values of the performance-based RSUs is the product of the number of performance-based RSUs earned based on performance versus goal and stock price at the requisite measurement dates.

	SCT Amounts	Subtract amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year	Total Adjustments	Cap Amounts
CEO
2023	$6,031,798	$(3,277,818)	$4,263,771	$1,310,977	$562,879	$2,859,809	$8,891,608
2022	$4,944,998	$(2,031,868)	$1,845,736	$(951,717)	$(486,604)	$(1,624,453)	$3,320,545
2021	$5,934,170	$(3,070,380)	$4,038,932	$1,584,393	$473,481	$3,026,426	$8,960,596
2020	$3,697,247	$(1,687,702)	$2,675,749	$446,326	$(278,334)	$1,156,038	$4,853,286
Average Other NEOs*
2023	$1,630,226	$(615,439)	$800,223	$232,907	$90,762	$508,452	$2,138,678
2022	$1,356,271	$(412,289)	$374,463	$(141,671)	$(73,220)	$(252,718)	$1,103,554
2021	$1,725,405	$(746,662)	$903,078	$355,520	$119,804	$631,740	$2,357,145
2020	$1,121,704	$(377,421)	$598,330	$114,762	$(86,481)	$249,190	$1,370,894
	* Amounts presented are averages for the entire group of Other NEOs in each respective year.
Non-PEO NEO Average Total Compensation Amount	$ 1,630,226	1,356,271	1,725,405	1,121,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,138,678	1,103,554	2,357,145	1,370,894
Adjustment to Non-PEO NEO Compensation Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. The change in the fair values of time-based RSUs across measurement dates is attributable to the change in stock prices. The change in the fair values of the performance-based RSUs is the product of the number of performance-based RSUs earned based on performance versus goal and stock price at the requisite measurement dates.

	SCT Amounts	Subtract amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year	Total Adjustments	Cap Amounts
CEO
2023	$6,031,798	$(3,277,818)	$4,263,771	$1,310,977	$562,879	$2,859,809	$8,891,608
2022	$4,944,998	$(2,031,868)	$1,845,736	$(951,717)	$(486,604)	$(1,624,453)	$3,320,545
2021	$5,934,170	$(3,070,380)	$4,038,932	$1,584,393	$473,481	$3,026,426	$8,960,596
2020	$3,697,247	$(1,687,702)	$2,675,749	$446,326	$(278,334)	$1,156,038	$4,853,286
Average Other NEOs*
2023	$1,630,226	$(615,439)	$800,223	$232,907	$90,762	$508,452	$2,138,678
2022	$1,356,271	$(412,289)	$374,463	$(141,671)	$(73,220)	$(252,718)	$1,103,554
2021	$1,725,405	$(746,662)	$903,078	$355,520	$119,804	$631,740	$2,357,145
2020	$1,121,704	$(377,421)	$598,330	$114,762	$(86,481)	$249,190	$1,370,894
	* Amounts presented are averages for the entire group of Other NEOs in each respective year.
Compensation Actually Paid vs. Total Shareholder Return
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Compensation Actually Paid vs. Net Income
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Compensation Actually Paid vs. Company Selected Measure
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Total Shareholder Return Vs Peer Group
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR, net income and Adjusted Diluted EPS, as well as the relationship between TSR and Peer Group TSR:

Tabular List, Table

Adjusted Diluted EPS
Adjusted Average Return on Shareholders' Equity
Adjusted EBITDA

Total Shareholder Return Amount	$ 273.34	172.25	222.26	135.18
Peer Group Total Shareholder Return Amount	160.08	126.10	143.56	116.03
Net Income (Loss)	$ 116,806,000	$ 121,730,000	$ 84,881,000	$ 55,739,000
Company Selected Measure Amount | $ / shares	10.04	9.24	7.83	5.00
PEO Name	Jeffrey L. Powell
Additional 402(v) Disclosure
Our CAP has largely followed the trend of our TSR and Adjusted Diluted EPS over the past four years. Net income is not directly used by our compensation committee in determining our executive compensation, however net income is the most directly comparable GAAP financial measure used in our calculation of Non-GAAP Adjusted EBITDA. Net Income decreased 4% from 2022 due to a $15.1 million after tax gain on the sale of one of our manufacturing facilities in China in 2022 (China Transaction). The gain on sale from the China Transaction is excluded from Adjusted EBITDA and, therefore, was not considered by our compensation committee when determining performance-based compensation for our executives. We are pleased with the strong correlation between compensation paid to our executives and our stock price for each of the fiscal years shown. For each of the fiscal years shown, we believe the CAP Amounts for our PEOs and Other NEOs were consistent with the changes in our TSR, peer group TSR and the Company Selected Measures, reflecting the pay-for-performance approach applied by our compensation committee.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description	Adjusted Diluted EPS, a non-GAAP financial measure, is calculated as GAAP diluted earnings per share adjusted to exclude relocation costs, restructuring and impairment costs, acquisition costs, amortization expense related to acquired profit in inventory and backlog, discrete tax items, certain other income or expense, and certain gains or losses.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Average Return on Shareholders' Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,859,809	$ (1,624,453)	$ 3,026,426	$ 1,156,038
PEO | Equity Awards, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,277,818)	(2,031,868)	(3,070,380)	(1,687,702)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,263,771	1,845,736	4,038,932	2,675,749
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,310,977	(951,717)	1,584,393	446,326
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	562,879	(486,604)	473,481	(278,334)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,452	(252,718)	631,740	249,190
Non-PEO NEO | Equity Awards, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,439)	(412,289)	(746,662)	(377,421)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,223	374,463	903,078	598,330
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,907	(141,671)	355,520	114,762
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 90,762	$ (73,220)	$ 119,804	$ (86,481)